Summary of Significant Accounting Policies (Details Textual) - USD ($)					3 Months Ended		12 Months Ended
	May 03, 2019	Mar. 12, 2019	Mar. 21, 2016	Mar. 21, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies (Textual)
Forward split ratio	The Company filed a certificate of amendment to the Company's articles of incorporation (the "Amendment") to effect the Reverse Split with the Secretary of State of Nevada. The Financial Industry Regulatory Authority ("FINRA") informed the Company that the Reverse Split was effective on May 8, 2019. All shares and related financial information in this Form 10-Q reflect this 1-for-18 reverse stock split.	i) effect a stock reverse split at the ratio of 1-for-18 (the "Reverse Split") of both the authorized common stock of the Company (the "Common Stock") and the issued and outstanding Common Stock and ii) to amend the articles of incorporation of the Company to reflect the Reverse Split. The Board approved and authorized the Reverse Split without obtaining approval of the Company's shareholders pursuant to Section 78.207 of Nevada Revised Statutes.	1 to 3.141	1 to 3.141
Common stock, par value					$ 0.001		$ 0.001	$ 0.001
Common stock, authorized					20,000,000		20,000,000	360,000,000
Cash and cash equivalents					$ 981,341	$ 174,444	$ 226,688	$ 93,332	$ 18,645
Restricted cash equivalents					16,093		16,093
Impairments of equity investments					0	0
Employee stock-based compensation expenses					$ 0	0	0	0
Post-retirement and post-employment benefits, Description					Such labor regulations require that the rate of contribution made by an employer to the Labor Pension Fund per month shall not be less than 6% of the worker's monthly salaries. Pursuant to the Act, the Company makes monthly contribution equal to 6% of employees' salaries to the employees' pension fund. The Company has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were $4,424 and $5,586 for the three months ended March 31, 2019 and 2018, respectively.
Non-employee stock-based compensation expenses					$ 8,550	5,626	28,800	155,400
Income tax expense					(57,545)	(94,282)	$ 1,850	830
Income taxes ultimate settlement, percentage							50.00%
Loss on investment in equity securities					$ (66,205)	$ (38,567)	$ (2,549,451)